Cover Page	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	INNOVIZ TECHNOLOGIES LTD.
Entity Central Index Key	0001835654
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Entity File Number	001-40310
Entity Address, Address Line One	Innoviz Technologies Campus
Entity Address, Address Line Two	5 Uri Ariav Street, Bldg. C
Entity Address, Address Line Three	Nitzba 300
Entity Address, City or Town	Rosh HaAin
Entity Address, Country	IL